Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Investments in Unconsolidated Entities

NOTE 9 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless and wireline entities in which TDS holds a noncontrolling interest. These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2012	2011
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$21,543	$25,067
Cumulative share of income	1,050,618	958,635
Cumulative share of distributions	(907,509)	(825,261)
	164,652	158,441
Cost method investments	15,269	15,269
Total investments in unconsolidated entities	$179,921	$173,710

Equity in earnings of unconsolidated entities totaled $92.9 million, $82.5 million and $98.1 million in 2012, 2011 and 2010, respectively; of those amounts, TDS' investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $67.2 million, $55.3 million and $64.8 million in 2012, 2011 and 2010, respectively. TDS held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of TDS' equity method investments:

December 31,	2012	2011
(Dollars in thousands)
Assets
Current	$477,673	$435,732
Due from affiliates	298,707	199,167
Property and other	1,951,887	1,988,331
	$2,728,267	$2,623,230
Liabilities and Equity
Current liabilities	$353,044	$304,742
Deferred credits	84,672	82,371
Long-term liabilities	33,856	36,056
Long-term capital lease obligations	405	234
Partners’ capital and stockholders’ equity	2,256,290	2,199,827
	$2,728,267	$2,623,230

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Results of Operations
Revenues	$5,825,150	$5,540,220	$4,971,525
Operating expenses	4,381,731	4,301,758	3,567,131
Operating income	1,443,419	1,238,462	1,404,394
Other income (expense)	7,190	960	36,168
Net income	$1,450,609	$1,239,422	$1,440,562